Other Payables and Accruals	12 Months Ended
Jun. 30, 2024
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
12.	OTHER PAYABLES AND ACCRUALS

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Current liabilities
Other payables	328	195,181	157,213
Purchase of computer and equipments	-	-	8,200,000
Accruals	1,129,689	1,494,376	620,412
	1,130,017	1,689,557	8,977,625

(a)	Other payables and accruals are classified as financial liabilities measured at amortised cost.

(b)	The maturity profile of the other payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.